SHORT TERM LOAN PAYABLE (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 22, 2026	May 11, 2026	May 08, 2026	May 01, 2026	Apr. 27, 2026	Apr. 24, 2026	Apr. 22, 2026	Apr. 21, 2026	Apr. 15, 2026	Apr. 13, 2026	Sep. 12, 2025	May 08, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Apr. 04, 2026	Mar. 15, 2026	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Principal amount																		$ 87,720
Received cash to fund															$ 60,000
Incurred amount															$ 9,326
Interest rate															22.00%
Escrow deposit amount															$ 199,282,051
Default interest amount													$ 11,442	$ 11,442
Accrued interest													11,442	11,442
Short-term loan payable													90,286	90,286	$ 87,046
Original issue discount													28,214	28,214
Warrant derivative liability													8,026	8,026
Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Principal amount							$ 71,022.72
Note installment amount payable							19,886.36
Cash proceeds received							58,500
Original-issue discount							$ 8,522.72
Debt conversion price							$ 0.004
Amount payable							$ 79,545.44
Counsel fees							$ 4,000
Maturity date							Jan. 22, 2027
Prepaid percentage							105.00%
Note conversion description							The note is convertible at the holder’s option at the lower of (i) $0.004 per share or (ii) 65% of the lowest trading price of the Company’s common stock during the ten trading days preceding the conversion date. In the event of default, the conversion price is $0.001
Warrants issued for common shares							3,551,136
Exercise price							$ 0.01
Vanquish Funding Group Inc [Member]
Short-Term Debt [Line Items]
Principal amount	$ 67,000
Interest rate	10.00%
Default interest rate	22.00%
Note conversion fees	$ 1,500
Maturity date	Feb. 28, 2027
Note conversion description	The note is convertible beginning 180 days after the Issue Date (approximately November 18, 2026) at a Conversion Price equal to 65% of the lowest Trading Price of the Company’s common stock during the ten (10) Trading Days prior to the Conversion Date. The Holder may deduct $1,500 from each conversion amount for deposit fees. Conversion is subject to a 4.99% beneficial-ownership limitation. The Company is required to reserve four times the number of shares issuable upon full conversion; the reserved shares have not been issued and are not included in issued and outstanding shares
Legal fees	$ 7,000
Net carrying amount	$ 60,000
Unamortized debt issuance costs													6,033	6,033
Interest expense														1,682.89
Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued upon note conversion												87,552,757
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount											$ 77,720
Note installment amount payable											87,046
Cash proceeds received											67,000
Original-issue discount											$ 10,720
Interest percentage											12.00%
Interest debt											$ 9,326
Default interest rate																	22.00%
Note default amount																$ 130,569
Interest rate on default payment amount																150.00%
Default interest amount			$ 749.63									$ 749.63
Note conversion fees			$ 12,000									$ 12,000	12,000	12,000
Shares issued upon note conversion			13,213,465	20,242,915	14,102,564	12,820,513	9,615,384	7,211,538	6,072,874	4,273,504
Note default amount converted			$ 16,318.63	$ 25,000	$ 22,000	$ 20,000	$ 20,000	$ 15,000	$ 15,000	$ 10,000
Debt conversion price			$ 0.001235	$ 0.001235	$ 0.00156	$ 0.00156	$ 0.00208	$ 0.00208	$ 0.00247	$ 0.00234		$ 0.001235
Amount payable		$ 0
Amount extinguished		$ 159,637.26
Default premium													43,523	43,523
Accrued interest													$ 749.63	$ 749.63
Shares issued previously held in escrow													199,282,051	199,282,051
Convertible Promissory Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued upon note conversion												87,552,757
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest rate															12.00%
March 15, 2026 [Member]
Short-Term Debt [Line Items]
Note installment amount payable															$ 43,523
April To July 2026 [Member]
Short-Term Debt [Line Items]
Note installment amount payable															$ 10,880.75